Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Derivative instruments effect on other comprehensive income loss

Consolidated Statement of Comprehensive Income/(Loss)	2012	2013	2014
Unrealized loss from hedging interest rate swaps recognized in Other Comprehensive loss before reclassifications	$-	$-	$(1,433)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs	-	-	1,055
Unrealized loss from hedging interest rate swaps, net	$-	$-	$(378)

Derivative instruments effect on statement of operations

Consolidated Statement of Operations
	2012	2013	2014
Gain/(loss) on derivative instruments, net
Gains/(losses) from freight derivatives	$41	$-	$-
Unrealized gains/(losses) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	-	91	(799)
Ineffective portion of cash flow hedges following hedging designation	-	-	-
Total Gains/(Losses) on derivative instruments, net	$41	$91	$(799)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive loss	-	-	(1,055)
Total Gains/(Losses) recognized	$41	$91	$(1,854)

Fair value measurements on recurring basis
	Significant Other Observable Inputs (Level 2)
	2013	2014
	(not designated as cash flow hedges)	(designated as cash flow hedges)

ASSETS
Interest rate swaps - asset position	$91	$-
Total	$91	$-
LIABILITIES
Interest rate swaps - liability position (current and non-current)	$-	$7,732
Total	$-	$7,732

Fair value measurements on Non recurring basis
Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14,000	-	45,838
Star Delta	-	12,000	-	35,836
Star Epsilon	-	13,000	-	36,756
Star Gamma	-	14,000	-	36,033
Star Kappa	-	13,500	-	39,115
Star Omicron	-	17,750	-	39,841
Star Theta	-	15,000	-	36,784
Star Zeta	-	15,250	-	29,811
Star Sigma	-	9,000	-	3,205
TOTAL	-	123,500	-	303,219